Prepayments On Flight Equipment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 23, 2012	Dec. 31, 2011 Airbus [Member] A320 Aircraft [Member]	Dec. 31, 2009 Airbus [Member] A320 Aircraft [Member]	Dec. 31, 2005 Airbus [Member] A320 Aircraft [Member]	May 31, 2007 Airbus [Member] A330 Wide-Body Aircraft [Member]	Dec. 31, 2006 Airbus [Member] A330 Wide-Body Aircraft [Member]	Dec. 31, 2011 Airbus [Member] A330 Wide-Body Aircraft [Member]	Dec. 31, 2009 Airbus [Member] A330 Wide-Body Aircraft [Member]	Dec. 31, 2010 Boeing [Member] Boeing 737-800 [Member]	Dec. 31, 2010 Boeing [Member] Maximum [Member] Boeing 737-800 [Member]
Property, Plant and Equipment [Line Items]
Number of aircraft ordered							70		20				15
Number of aircraft ordered subject to reconfirmation rights							5
Number of additional aircraft ordered						4		10		27	2
Number of aircraft delivered				4	52
Number of aircraft sold					12					8
Number of aircraft remaining to be delivered					5					5		10
Number of purchase rights												5
Interest capitalized	$ 4,439	$ 7,978	$ 23,001